Statement of Changes in Net Assets Available for Benefits - EBP-001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee	$ 1,467,791
Employer	665,173
Rollover	144,045
Total contributions	2,277,009
Plan's interest in Master Trust investment income	4,118,527
Interest income on notes receivable from participants	45,739
Dividends	7,151
Total additions	6,448,426
DEDUCTIONS:
Benefits paid to participants	2,746,772
Administrative expenses	4,260
Net depreciation in fair value of investments	1,362
Total deductions	2,752,394
INCREASE IN NET ASSETS BEFORE PLAN TRANSFERS	3,696,032
NET TRANSFERS INTO THE PLAN (Note 10)	7,475
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	3,703,507
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	26,620,354
End of year	$ 30,323,861